Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Summary of securities available-for-sale

Securities consist of the following at December 31:

(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
2012
Available-for-sale:
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. Government corporations and agencies	35,996	27	43	35,980
Mortgage-backed securites in government sponsored entities	66,933	2,107	1	69,039
Asset-backed securities in government sponsored entities	2,862	—	39	2,823
Obligations of states and political subdivisions	16,194	701	12	16,883
Corporate bonds	4,313	112	28	4,397

Total debt securities	126,398	2,947	123	129,222
Equity securities in financial institutions	69	9	9	69

Total available-for-sale	126,467	2,956	132	129,291
Restricted stock	5,463	—	—	5,463

Total securities	$131,930	$2,956	$132	$134,754

2011
Available-for-sale:
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. Government corporations and agencies	28,263	83	23	28,323
Mortgage-backed securites in government sponsored entities	74,834	1,562	64	76,332
Obligations of states and political subdivisions	14,148	732	—	14,880
Corporate bonds	3,445	6	121	3,330

Total debt securities	120,790	2,383	208	122,965
Equity securities in financial institutions	69	3	11	61

Total available-for-sale	120,859	2,386	219	123,026
Restricted stock	5,463	—	—	5,463

Total securities	$126,322	$2,386	$219	$128,489

Summary of amortized cost and fair value of debt securities

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	Amortized cost	Fair value
Available-for-sale:
Due in one year or less	$411	$417
Due after one through five years	16,436	16,787
Due after five through ten years	25,564	25,991
Due after ten years	83,987	86,027

Total debt securities available-for-sale	$126,398	$129,222

Summary of proceeds and gains and losses from sales of available-for-sale securities

The following table shows the proceeds from sales of available-for-sale securities and the gross realized gains and losses on the sales of those securities that have been included in earnings as a result of the sales. There were no securities sold during 2012.

	For the Years ended December 31,
(Dollars in thousands)	2011	2010
Proceeds	$3,244	$3,359
Realized gains	$237	$148
Realized losses	—	—
Impairment losses	—	—

Net securities gains	$237	$148

Summary of gross unrealized losses and fair value of securities

The following table presents gross unrealized losses and fair value of securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31:

	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
2012
Obligations of U.S. Corporations and agencies	$43	$15,957	$—	$—	$43	$15,957
Mortgage-backed securities in government sponsored entities	1	344	—	—	1	344
Asset-backed securities in government sponsored entities	39	1,833	—	—	39	1,833
Obligations of states and political subdivisions	12	1,737	—	—	12	1,737
Corporate bonds	4	366	24	975	28	1,341

Total debt securities	99	20,237	24	975	123	21,212
Equity securities in financial institutions	—	—	9	45	9	45

Total temporarily impaired securities	$99	$20,237	$33	$1,020	$132	$21,257

2011
Obligations of U.S. Corporations and agencies	$23	$6,974	$—	$—	$23	$6,974
Mortgage-backed securities in government sponsored entities	63	16,794	1	192	64	16,986
Corporate bonds	49	2,397	72	428	121	2,825

Total debt securities	135	26,165	73	620	208	26,785
Equity securities in financial institutions	—	—	11	43	11	43

Total temporarily impaired securities	$135	$26,165	$84	$663	$219	$26,828